ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)							3 Months Ended				4 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 11, 2021 shares	Jan. 06, 2021 USD ($)	Jun. 22, 2020 shares	Apr. 30, 2019	Mar. 01, 2019 USD ($) shares	Apr. 11, 2018 shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2018	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Jun. 22, 2019	May 02, 2015 CNY (¥)
Product Information [Line Items]
Impairment of long-lived assets
Impairment of goodwill																5,594,692
Customer advances							$ 538,829					$ 538,829		$ 580,151		580,151
Sales and marketing expenses							21,964	$ 1,530				69,122	$ 1,530			23,191
Value added tax				13.00%							17.00%				16.00%
Revenues												13,046	1,957			273,677	245,392
Common shares value equivalents		$ 12,000,000
Equity investment description		subject to adjustments in the event Valley Holdings’ net profit is more than HK$5 million (approximately US$0.6 million) or less than HK$3 million (approximately US$0.4 million) for the fiscal year ended December 31, 2020
Net cash operating activities												712,200	363,601			(1,236,265)	173,646
Net income loss							449,863	$ (77,140)	$ (101,834)	$ (102,568)		1,242,318	$ (281,542)			(3,647,353)	$ (377,756)
Working capital							2,778,546					2,778,546
Customer advances in opening balance							$ 353,033					$ 353,033
DILHK [Member]
Product Information [Line Items]
Equity Method Investment, Ownership Percentage		70.00%
Xixingdao Agreement [Member]
Product Information [Line Items]
Stock issued during period, shares, acquisitions | shares			243,134
Gaosheng Group Co Ltd [Member]
Product Information [Line Items]
Stock issued new issued shares | shares	300,000,000
China Kaipeng Group Co Ltd [Member]
Product Information [Line Items]
Stock issued new issued shares | shares						300,000,000
Yumin Lin [Member]
Product Information [Line Items]
Stock issued new issued shares | shares						300,000,000
Jiujiu Group Stock Co., Ltd [Member]
Product Information [Line Items]
Stock issued during period, shares, acquisitions | shares					100
Equity Method Investment, Ownership Percentage					100.00%
Stock issued during period acquisitions cost					$ 150
QHDX [Member] | Xixingdao Agreement [Member]
Product Information [Line Items]
Equity Method Investment, Ownership Percentage			90.00%																90.00%
Related Party [Member]
Product Information [Line Items]
Revenues																$ 220,203
VAT Small Taxpayers [Member]
Product Information [Line Items]
Value added tax														1.00%		3.00%		3.00%
Maximum [Member]
Product Information [Line Items]
Lease terms														12 months		12 months
Maximum [Member] | China Deposit Insurance System [Member] | RMB Currency [Member]
Product Information [Line Items]
Cash insured amount | ¥																				¥ 500,000
Maximum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Percentage of statutory reserves																50.00%
Minimum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Percentage of statutory reserves																10.00%